Fair Value Measurements	12 Months Ended
Dec. 31, 2025
The Lincoln Electric Company Employee Savings Plan
Fair Value Measurements
Fair Value Measurements

Note 6 — Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are described below:

Level 1Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted prices that are observable for the asset or liability; and
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specific (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables set forth by level within the fair value hierarchy the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Mutual funds	$206,848,437	$-	$-	$206,848,437
Self-directed brokerage accounts	37,845,069	-	-	37,845,069
Lincoln Electric Stock	168,399,752	-	-	168,399,752
Total investments in the fair value hierarchy	413,093,258	-	-	413,093,258
Common/collective trusts measured at NAV				852,362,860
Total investments at fair value				$1,265,456,118

	Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual funds	$374,537,747	$-	$-	$374,537,747
Self-directed brokerage accounts	37,217,171	-	-	37,217,171
Lincoln Electric Stock	148,524,969	-	-	148,524,969
Total investments in the fair value hierarchy	560,279,887	-	-	560,279,887
Common/collective trusts measured at NAV				530,663,072
Total investments at fair value				$1,090,942,959